                                                                  SUPP-NYPE40418

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                  PRIMELITE IV


                        SUPPLEMENT DATED APRIL 30, 2018
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2017 for the PrimElite IV variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


2. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the description of the Company with the following:


BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. (BHF), a publicly-traded company. (Prior to August 4, 2017, BHF was a subsidiary of, and controlled by MetLife, Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company.) The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about
----------------------------------------------------------------
August 4, 2017, MetLife, Inc. ("MetLife") terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


3. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.

4. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


5. TRANSFERS -- MONITORED PORTFOLIOS


Replace the list of Monitored Portfolios in the "Restrictions on Frequent Transfers" subsection of the "TRANSFERS" section with the following:

               American Funds Global Growth Fund


               American Funds Global Small Capitalization Fund


               BlackRock High Yield Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Clarion Global Real Estate Portfolio


               ClearBridge Variable Small Cap Growth Portfolio


               Franklin Small Cap Value VIP Fund


               Harris Oakmark International Portfolio


               Invesco Small Cap Growth Portfolio


               Invesco V.I. International Growth Fund


               Loomis Sayles Global Markets Portfolio


               MFS(R) Research International Portfolio


               Oppenheimer Main Street Small Cap Fund(R)/VA


               Templeton Global Bond VIP Fund


               Western Asset Management Strategic Bond Opportunities Portfolio


               Western Asset Variable Global High Yield Bond Portfolio

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.37%         0.25%        0.19%

 Invesco V.I. International Growth Fund       0.71%         0.25%        0.22%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     0.36%         0.25%        0.02%

 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth-Income Fund            0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse/Aberdeen Emerging Markets        0.88%         0.25%        0.11%
  Equity Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Comstock Portfolio                   0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 MFS(R) Research International Portfolio      0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                0.65%         0.25%        0.04%
  Portfolio

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

 Victory Sycamore Mid Cap Value               0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio              0.33%         0.25%        0.18%

 BlackRock Ultra-Short Term Bond              0.35%         0.25%        0.04%
  Portfolio

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio

 Western Asset Management Strategic           0.56%         0.25%        0.04%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.02%
  U.S. Government Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.82%         0.01%         0.81%

 Invesco V.I. International Growth Fund      0.01%       1.19%         0.01%         1.18%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                      --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth-Income Fund             --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 BlackRock High Yield Portfolio                --        0.92%           --          0.92%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%           --          0.91%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Comstock Portfolio                    --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.02%         1.11%

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 MFS(R) Research International Portfolio       --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                 --        0.94%         0.02%         0.92%
  Portfolio

 T. Rowe Price Large Cap Value Portfolio       --        0.74%         0.03%         0.71%

 Victory Sycamore Mid Cap Value                --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio               --        0.76%           --          0.76%

 BlackRock Ultra-Short Term Bond               --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Western Asset Management Strategic            --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.74%         0.01%         0.73%
  U.S. Government Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                       0.54%         0.25%        0.08%

 Mid Cap Portfolio                             0.54%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.45%         0.25%        0.02%

 Franklin Mutual Shares VIP Fund               0.69%         0.25%        0.03%

 Franklin Small Cap Value VIP Fund             0.63%         0.25%        0.03%

 Templeton Global Bond VIP Fund                0.46%         0.25%        0.07%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%          --          0.04%
  Portfolio

 ClearBridge Variable Appreciation             0.69%          --          0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.70%         0.25%        0.05%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.07%
  Portfolio

 QS Variable Conservative Growth                --            --          0.14%

 QS Variable Growth                             --            --          0.12%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.12%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap             0.68%         0.25%        0.14%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                        --        0.87%           --          0.87%

 Mid Cap Portfolio                              --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.02%       0.74%         0.02%         0.72%

 Franklin Mutual Shares VIP Fund                --        0.97%           --          0.97%

 Franklin Small Cap Value VIP Fund            0.01%       0.92%         0.01%         0.91%

 Templeton Global Bond VIP Fund               0.07%       0.85%         0.07%         0.78%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.79%           --          0.79%
  Portfolio

 ClearBridge Variable Appreciation              --        0.74%           --          0.74%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.00%           --          1.00%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.82%           --          0.82%
  Portfolio

 QS Variable Conservative Growth              0.62%       0.76%           --          0.76%

 QS Variable Growth                           0.73%       0.85%           --          0.85%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield     0.01%       0.83%           --          0.83%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap              --        1.07%         0.02%         1.05%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Growth Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II (CLASS B)

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Contrafund(R) Portfolio

     Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund         Seeks both capital appreciation and current
                                             income.
 Invesco V.I. International Growth Fund      Seeks long-term growth of capital.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                    Seeks as high a level of current income as is
                                             consistent with the preservation of capital.
 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Global Small                 Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Growth Portfolio          Seeks to achieve growth of capital.
 (Class C)
 BlackRock High Yield Portfolio (Class B)    Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio (Class B)
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
 (Class B)                                   estate securities, emphasizing both capital
                                             appreciation and current income.
 Harris Oakmark International Portfolio      Seeks long-term capital appreciation.
 (Class B)
 Invesco Comstock Portfolio (Class B)        Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class B)
 Loomis Sayles Global Markets Portfolio      Seeks high total investment return through a
 (Class B)                                   combination of capital appreciation and
                                             income.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class E)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund         Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund      Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                    Capital Research and Management
                                             CompanySM
 American Funds Global Growth Fund           Capital Research and Management
                                             CompanySM
 American Funds Global Small                 Capital Research and Management
 Capitalization Fund                         CompanySM
 American Funds Growth-Income Fund           Capital Research and Management
                                             CompanySM
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Growth Portfolio          Brighthouse Investment Advisers, LLC;
 (Class C)                                   Capital Research and Management
                                             Company
 BlackRock High Yield Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                  Subadviser: Aberdeen Asset Managers
                                             Limited
 Clarion Global Real Estate Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: CBRE Clarion Securities LLC
 Harris Oakmark International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)        Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Invesco Advisers, Inc.
 Loomis Sayles Global Markets Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class E)                                   Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid   Subadviser: Victory Capital Management
 Cap Value Portfolio)                        Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 BRIGHTHOUSE FUNDS TRUST II (CLASS B)

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio                                  consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio                    over time and, secondarily, long-term capital
                                            appreciation and current income.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio                  with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 Franklin Small Cap Value VIP Fund          Seeks long-term total return.
 Templeton Global Bond VIP Fund             Seeks high current income, consistent with
                                            preservation of capital, with capital
                                            appreciation as a secondary consideration.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Main Street Small Cap          Seeks capital appreciation.
 Fund(R)/VA



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 BRIGHTHOUSE FUNDS TRUST II (CLASS B)

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Wellington Management
                                            Company LLP
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                  Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 Franklin Small Cap Value VIP Fund          Franklin Advisory Services, LLC
 Templeton Global Bond VIP Fund             Franklin Advisers, Inc.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)

 Oppenheimer Main Street Small Cap          OFI Global Asset Management, Inc.
 Fund(R)/VA                                 Subadviser: OppenheimerFunds, Inc.

         INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------------- --------------------------------------
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by investing in     Amundi Pioneer Asset Management, Inc.
                                       a diversified portfolio of securities
                                       consisting primarily of common stocks.